Content Assets, Net (Details) - Schedule of Amortization Amount of Content Asset - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Amortization Amount of Content Asset [Abstract]
For the three months ending December 31, 2024	$ 175,600
For the year ending December 31, 2025	144,900
For the year ending December 31, 2026	38,800
Total	$ 359,300